REGULATORY MATTERS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2009	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 11, 2009	Oct. 02, 2011 Preferred stock - SBLF	Dec. 31, 2013 Preferred stock - SBLF	Dec. 31, 2011 Preferred stock - SBLF	Dec. 31, 2009 Preferred stock - SBLF	Mar. 31, 2014 Preferred stock - SBLF	Dec. 31, 2012 Preferred stock - SBLF	Sep. 11, 2009 Preferred stock - SBLF	Dec. 31, 2013 Preferred stock - SBLF After Four-and-one Half Years	Dec. 31, 2009 Warrants	Dec. 31, 2011 Preferred Stock CPP	Sep. 01, 2011 Preferred Stock CPP	Dec. 31, 2013 Preferred Stock CPP Minimum Second Through Tenth Dividend Periods	Dec. 31, 2013 Preferred Stock CPP Minimum Eleventh Through First Half of the Nineteenth Dividend Periods	Dec. 31, 2013 Preferred Stock CPP Maximum Second Through Tenth Dividend Periods	Dec. 31, 2013 Preferred Stock CPP Maximum Eleventh Through First Half of the Nineteenth Dividend Periods
Actual Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)		$ 48,582	$ 47,862	$ 45,763
Tier 1 Capital (to Risk-Weighted Assets)		44,011	43,454	41,574
Tier 1 Capital (to Assets)		44,011	43,454	41,574
Actual Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets) (in hundredths)		13.80%	14.10%	14.20%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)		12.50%	12.80%	12.90%
Tier 1 Capital (to Assets) (in hundredths)		8.70%	8.70%	8.80%
Minimum Capital Adequacy Purposes Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)		28,100	27,106	25,808
Tier 1 Capital (to Risk-Weighted Assets)		14,050	13,553	12,904
Tier 1 Capital (to Assets)		20,165	19,928	18,831
Minimum Capital Adequacy Purposes Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets) (in hundredths)		8.00%	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)		4.00%	4.00%	4.00%
Tier 1 Capital (to Assets) (in hundredths)		4.00%	4.00%	4.00%
Minimum To Be "Well Capitalized" Under Prompt Corrective Provisions Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)		35,125	33,883	32,259
Tier 1 Capital (to Risk-Weighted Assets)		21,075	20,330	19,356
Tier 1 Capital (to Assets)		25,207	24,910	23,539
Minimum To Be "Well Capitalized" Under Prompt Corrective Provisions Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets) (in hundredths)		10.00%	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)		6.00%	6.00%	6.00%
Tier 1 Capital (to Assets) (in hundredths)		5.00%	5.00%	5.00%
Class of Stock [Line Items]
Preferred Stock, Shares Issued							13,000			13,000	13,000	6,771				13,000
Preferred Stock, Par or Stated Value Per Share							$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock liquidation preference (in dollars per share)									$ 1,000						$ 1,000
Preferred stock		13,000	13,000	13,000								6,771				13,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Contribution to subsidiary Bank									5,500
Contribution to subsidiary bank to total proceeds (in hundredths)									81.23%
Redemption of preferred stock - CPP	(6,771)							6,786	(6,065)					(706)
Stock redeemed (in shares)								6,771
Amount paid to the Treasury Department	6,771							(6,786)	6,065					706
Proceeds from sale of preferred stock - SBLF									13,000
Preferred stock dividend rate (in hundredths)						4.20%	1.00%						9.00%				1.00%	1.00%	5.00%	7.00%
Average balance of cash on hand or with the Federal Reserve Bank			$ 1,680	$ 2,811
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					154,354
Exercise price of warrants (in dollars per share)					6.58